UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 2000

Check here if Amendment [ ]; Amendment Number: ______
This Amendment:		      	[ ] is a restatement.
              			      	[ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	  	CWH Associates, Inc.
Address:	200 Park Avenue
       		Suite 3900
	       	New York, New York 10166

Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Andrew Abrams
Title:	Chief Operating Officer
Phone: (212) 808-2475

Signature, Place, and Date of Signing:


Andrew Abrams			New York, NY		3/30/01
--------------			------------		-------

Report Type:

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.





Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 62

Form 13F Information Table Value Total: $171,497
					(Thousands)



List of Other Included Managers: None






Form 13F INFORMATION TABLE


NAME             TITLE of CUSIP	  VALUE	      SHARES   INVEST.   No
                 CLASS          (x$1000)               Discre. Voting

Accredo Health	 Common	 00437V104  $5,122     102,050  SOLE	    78,650
Advance PCS     Common	 007491103  $6,825     150,000  SOLE     113,000
Affymetrix      Common  00826T108  $2,762     37,100   SOLE     31,400
Apollo Group    Common  037604105  $7,122     144,800  SOLE	    108,800
Arqule, Inc.    Common  04269E107  $  214     6,700    SOLE     6,700
Atmel Corp.     Common  049513104  $1,349     116,000  SOLE	    83,600
Avici Systems	  Common  05367L109  $  244     9,900    SOLE     6,900
Beverly Enterpr Common  087851309  $6,799     830,400  SOLE     610,600
Broadband Hldrs Dep RCPT11130P104  $  228     5,000    SOLE     5,000
Caminus Corp.   Common  133766105  $  237     10,200   SOLE     8,400
Caremark RX     Common  141705103  $16,089    1,186,300	SOLE   	893,400
Chronimed, Inc.	Common  171164106  $  125     10,300   SOLE     10,300
Cima Labs       Common  171796105  $  312     4,800    SOLE     4,800
CMG Info Svcs   Common  125750109  $  224     40,000   SOLE     40,000
Comverse Tech   Common  205862402  $1,347     12,400   SOLE     9,300
Concord Comm   	Common 	206186108  $  131     15,000   SOLE     10,500
Convera Corp    Common  300651205  $  316     17,800   SOLE     9,600
Curis, Inc.     Common  231269101  $  154     17,300   SOLE     17,300
Devry, Inc.    	Common  251893103  $10,713    283,800  SOLE     215,000
Edison Schools  Common  281033100  $13,107    416,100  SOLE     305,200
Enzon, Inc.     Common  293904108  $  292     4,700    SOLE     4,300
EOG Resources   Common  26875P101  $5,042     92,300   SOLE     68,200
E-Sim Ltd.      OrdinaryM40990109  $   25     11,200   SOLE     9,200
Finisar Corp.   Common  31787A101  $3,503     120,800  SOLE     93,400
Gemstar Int'l   Common  36866W106  $  346     7,500    SOLE     5,600
Genstar Therap  Common  37248D105  $  147     15,100   SOLE     15,100
Global Marine   Common  379352404  $4,858     171,200  SOLE     124,200
Grey Wolf       Common  397888108  $   79     13,500   SOLE     0
H Power Corp.   Common  40427A108  $   81     10,600   SOLE     10,600
Health MGMT     Common  421933102  $7,551     363,900  SOLE     273,400
Idexx Labs     	Common	 45168D104  $  920     41,800   SOLE	    34,900
Inkine Pharm	   Common  457214104  $  611     82,800   SOLE	    76,700
JDS Uniphase	   Common  46612J101  $1,530     36,700   SOLE    	29,400
Kinder Morgan  	Common  49455P101  $  209     4,000    SOLE     4,000
Lifemark Corp.	 Common  53219F102  $  236     20,500   SOLE     11,400
Lifepoint Hosp.	Common  53219L109  $4,216     84,100   SOLE	    62,700
Manor Care	     Common	 564055101  $6,291     305,000  SOLE	    228,900
Memberworks	    Common  586002107  $  315     14,800   SOLE	    7,200
Mercury Interac	Common  589405109  $5,686     63,000   SOLE    	45,900
Metricom, Inc.	 Common  591596101  $  216     21,500   SOLE	    14,600
Nabors Ind.	    Common  629568106  $2,981     50,400   SOLE	    50,400
Nasdaq 100 TR	 Unit Ser 631100104  $  204     3,500    SOLE     1,500
Nokia Corp.    	Common  654902204  $  239     5,500    SOLE    	0
North Amer Scient  Common 65715D100 $ 145     10,000   SOLE	    7,000
Offshore Logistics Common 676255102 $3,700    171,700  SOLE    	127,900
OSI Pharm.      Common  671040103  $  280     3,500    SOLE     3,500
Oxford Health 	 Common  691471106  $4,005     101,400  SOLE    	76,100
Packateer, Inc.	Common  695210104  $1,177     95,100   SOLE	    75,100
Pegasus Comm.	  Common  705904100  $  644     25,000   SOLE    	23,200
Pentastar Comm.	Common  709632103  $1,658     75,350   SOLE    	39,550
Pharm HLDRS TR Dep RCPT 71712A206  $1,908     16,700   SOLE     12,700
Presstek, Inc.  Common 	741113104  $  197     18,800   SOLE    	17,500
Priority Healthcare Common 74264T102 $3,257   79,800   SOLE    	56,200
R&B Falcon Corp	Common	 74912E101  $2,140     93,300   SOLE     69,200
Rambus, Inc.	   Common 	750917106  $  741     20,500   SOLE    	14,200
Rational Software Common75409P202  $1,413     36,300   SOLE    	26,700
Rehabcare Group	Common 	759148109  $14,873    289,500  SOLE	    220,100
Skillsoft Corp	 Common	 83066P101  $1,526     81,400   SOLE	    58,500
Tellabs, Inc.	  Common 	879664100  $1,113     19,700   SOLE    	12,100
Tivo, Inc.	     Common 	888706108  $   66     12,300   SOLE    	11,400
Trigon Healthcare Common89618L100  $12,995    167,000  SOLE     123,500
Waste Connections Common941053100  $  661     20,000   SOLE	    0